Accounting policies - Movement between opening and closing balances of Level 3 (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in financial instruments, Assets
Financial assets at beginning of period	$ 1,361,558
Financial assets at end of period	1,407,320	$ 1,361,558
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	(1,259,588)
Financial liabilities at end of period	(1,299,114)	(1,259,588)
Fair value
Changes in financial instruments, Assets
Financial assets at beginning of period	540,023
Financial assets at end of period	594,290	540,023
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	(369,304)
Financial liabilities at end of period	(434,848)	(369,304)
Fair value | Level 3
Changes in financial instruments, Assets
Financial assets at beginning of period	1,565	251	$ 172
Gains/(losses) on financial assets and liabilities (net)	13	543	78
Purchases	902
Sales/Transfer out	(771)		(143)
New issuances	2,875	771	160
Settlements	(771)		(16)
Financial assets at end of period	3,813	1,565	251
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	(155)	(358)
Gains/(losses) on financial assets and liabilities (net)		203
Purchases	(791)
Transfer out	155
Financial liabilities at end of period	(791)	(155)	(358)
Trading derivative liabilities | Fair value | Level 3
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	(155)	(358)
Gains/(losses) on financial assets and liabilities (net)		203
Purchases	(791)
Transfer out	155
Financial liabilities at end of period	(791)	(155)	(358)
Debt and equity instruments | Fair value | Level 3
Changes in financial instruments, Assets
Financial assets at beginning of period			172
Gains/(losses) on financial assets and liabilities (net)			(13)
Sales/Transfer out			(143)
Settlements			(16)
Trading derivative assets | Fair value | Level 3
Changes in financial instruments, Assets
Financial assets at beginning of period	794	251
Gains/(losses) on financial assets and liabilities (net)	13	543	91
Purchases	902
Sales/Transfer out	(771)
New issuances			160
Financial assets at end of period	938	794	$ 251
Loans and advances - Customers
Changes in financial instruments, Assets
Financial assets at beginning of period	676,636
Financial assets at end of period	728,335	676,636
Loans and advances - Customers | Fair value | Level 3
Changes in financial instruments, Assets
Financial assets at beginning of period	771
New issuances	2,875	771
Settlements	(771)
Financial assets at end of period	$ 2,875	$ 771